COLUMBIA ACORN TRUST

ColumbiaSM Acorn® Fund
ColumbiaSM Acorn USA®
ColumbiaSM Acorn SelectSM
(the "Funds")

Supplement dated September 10, 2008 to the
Prospectuses for Class A and Class C shares dated May 1, 2008

The prospectuses for Class A and Class C shares of the Funds are revised as follows in connection with changes to the minimum initial investment requirements for these Funds that became effective on August 1, 2008:

•  The Shareholder Fees table is revised to reflect that a maximum deferred sales charge (load), as a percentage of the lower of the original purchase price or net asset value, of 1.00% may be imposed on redemptions of Class A shares. The table is also footnoted to reflect that this maximum deferred sales charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions.

•  The second sentence of the first full paragraph that appears underneath the Example table is revised to state that the minimum initial investment in Class A and Class C shares of the Fund ranges from $0 to $2,500.

•  The Share Class Features table that appears in the section entitled Choosing a Share Class is replaced in its entirety with the following:

	Class A Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investment ranges from $0 to $2,500; the share class is available to the general public, insurance company separate accounts for the benefit of group retirement plans and insurance company accounts structured as pools of IRA accounts.	Minimum initial investment ranges from $0 to $2,500; the share class is available to the general public for investment.

Investment Limits	none	up to $1,000,000

Conversion Features	none	none

Front-End Sales Charge(b)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none

Contingent Deferred Sales Charge (CDSC)(b)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	1.00% on investments sold within one year of purchase

Maximum Distribution and Service Fees	0.25%	1.00%

  (a)  See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

  (b)  See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

•  The table setting forth the Class A Shares Front-End Sales Charge Breakpoint Schedule that appears in the section entitled Choosing a Share Class is replaced in its entirety with the following:

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as % of the offering price
$0 - $49,999	5.75%	6.10%	5.00%
$50,000 - $99,999	4.50%	4.71%	3.75%
$100,000 - $249,999	3.50%	3.63%	2.75%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c),(d)

  (a)  Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

  (b)  Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

  (c)  1.00% on purchases from $1 million up to $2,999,999, 0.50% on purchases of $3 million up to $49,999,999 and 0.25% on amounts of $50 million or more.

  (d)  For certain group retirement plans, selling and/or servicing agents are eligible to receive up to a 1.00% commission from the Distributor on all purchases, including those in amounts of less than $1 million that are coded as commission eligible trades.

•  The sub-section entitled "Class A Shares – Commissions" that appears in the section entitled Choosing a Share Class is renamed "Class A Shares – CDSC and Commissions," and the following is added immediately beneath the heading:

In some cases, you'll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

*  If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

*  Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

*  is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

*  will not be applied to any shares you receive through reinvested distributions or to redemptions of Class A shares made prior to September 10, 2008.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren't subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

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•  In the section entitled Choosing a Share Class – Reductions/Waivers of Sales Charges, (a) the first sentence under the heading "CDSC Waivers" is revised to reflect that investors may be able to avoid otherwise applicable CDSCs when selling Class A or Class C shares, and (b) under the heading "Front-End Sales Charge Reductions," the second sentence of the third paragraph is replaced with the following: Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period.

•  The first two paragraphs under the heading "Minimum Initial Investments" within the section entitled Buying, Selling and Exchanging Shares are replaced in their entirety with the following:

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan's investment rather than that of its individual participants.

•  The description of the Systematic Withdrawal Plan within the section entitled Buying, Selling and Exchanging Shares is revised to reflect that investors will not pay a CDSC on Class A or Class C shares if they withdraw 12% or less of the value of those shares in a year.

•  The last sentence of the first full paragraph in the section entitled Hypothetical Fees and Expenses is revised to state that the Fund's minimum investment for initial purchases and exchanges ranges from $0 to $2,500.

INT-47/156036-0908

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COLUMBIA ACORN TRUST

ColumbiaSM Acorn® Fund
ColumbiaSM Acorn USA®
ColumbiaSM Acorn SelectSM
ColumbiaSM Acorn International®
ColumbiaSM Acorn International SelectSM
ColumbiaSM Thermostat FundSM
(the "Funds")

Supplement dated September 10, 2008 to the
Prospectuses for Class Z shares dated May 1, 2008

In order to reflect certain changes to the minimum initial investments and eligible investors for Class Z shares of the Funds, the prospectuses for Class Z shares of the Funds are revised as follows:

•  The second sentence of the first full paragraph that appears underneath the Example table is revised to state that the minimum initial investment in Class Z shares of the Fund ranges from $0 to $2,500.

•  The first row of the Share Class Features table that appears in the section entitled About Class Z Shares is replaced in its entirety with the following:

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, who are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

•  The following is added as the second paragraph under the heading "Buying Shares" within the section Buying, Selling and Exchanging Shares:

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

•  The disclosure that appears under the heading "Minimum Initial Investments" within the section entitled Buying, Selling and Exchanging Shares is replaced in its entirety with the following:

For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan's investment rather than that of its individual participants.

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•  Any Trustee (or family member) of the Trust.

•  Any employee (or family member) of the Advisor.

•  Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of the Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of the Trust immediately prior to the distribution, transfer or rollover.

•  Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•  Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•  Any individual retirement account of an eligible investor.

•  Any group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•  Any client of Bank of America or a subsidiary purchasing through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•  Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•  Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor. Any trustee or director (or family member of a trustee or director) of any fund distributed by the Distributor (other than the Columbia Acorn Funds).

•  Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor (other than the Columbia Acorn Funds).

•  Any employee (or family member of an employee) of Bank of America or one of its subsidiaries (other than the Advisor).

•  Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

•  Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•  Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

The Fund in its discretion and under special circumstances may waive the minimum initial investment for an investor who currently maintains with the Fund related accounts with significant assets well in excess of the Fund's minimum initial investment.

The Fund reserves the right to change minimum investment amounts.

•  The last sentence of the first full paragraph in the section entitled Hypothetical Fees and Expenses is revised to state that the Fund's minimum investment for initial purchases and exchanges ranges from $0 to $2,500.

This supplement replaces section 2 under "Minimum Initial Investments" of the supplement to the prospectuses for Class Z shares of the Funds dated August 1, 2008.

INT-47/156037-0908

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